Trade accounts receivable	12 Months Ended
Dec. 31, 2017
Trade accounts receivable.
Trade accounts receivable

10Trade accounts receivable

Accounting policy

Trade accounts receivable are amounts due from customers for goods sold in the ordinary course of the Company’s business.

Trade accounts receivable are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less a provision for uncollectible trade receivables. Trade accounts receivable from export sales are presented at the foreign exchange rates prevailing on the reporting date.

Credit risk can arise from non-performance by counterparties of their contractual obligations towards the Company. To ensure an effective evaluation of credit risk, management applies comprehensive procedures related to the application for credit granting and approvals, renewal of credit limits, continuous monitoring of credit exposure in relation to established limits and events that trigger requirements for secured payment terms. As part of the Company’s process, the credit exposures with all counterparties are regularly monitored and assessed on a timely basis.

The Company recognized provision for uncollectible trade receivables for notes overdue for more than 120 days, whose expectation of collection is unlikely, as well as for customers considered bankrupt or in judicial reorganization.

(a)Composition

	Note	2017	2016
Trade receivables		181,084	115,291
Related parties	13	3,775	6,389
Provision for uncollectible trade receivables		(2,146)	(1,618)

		182,713	120,062

(b)Changes in the provision for uncollectible trade receivables

	2017	2016
Balance at the beginning of the year	(1,618)	(2,047)
Reversals (additions), net	(521)	653
Exchange variation losses	(7)	(224)

Balance at the end of the year	(2,146)	(1,618)

The additions to the provision for uncollectible trade receivables have been included in “selling expenses”. Amounts charged to the provision for uncollectible trade receivables are generally written off when there is no expectation of recovering additional cash.

(c)Analysis by currency

	2017	2016
Brazilian Real	66,486	44,924
US Dollar	115,879	74,868
Other	348	270

	182,713	120,062

(d)Aging of accounts receivable

	2017	2016
To fall due	163,196	113,155
Up to 3 months	19,775	6,054
From 3 to 6 months	914	1,169
Over 6 months	974	1,302

	184,859	121,680

Provision for uncollectible trade receivables	(2,146)	(1,618)

	182,713	120,062